Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 5,094	$ 636
Restricted cash	91	250
Accounts receivable:
Trade	2,284	852
Other	118	75
Prepaid expenses	72	3
Inventory:
On hand	2,061	1,704
On consignment	110	371
Total current assets	9,830	3,891
PROPERTY, PLANT AND EQUIPMENT, net	420	282
NON-CURRENT ASSETS:
Deferred debt issuance costs		15
Fund in respect of employee rights upon retirement	215	167
Total non-current assets	215	182
Total assets	10,465	4,355
CURRENT LIABILITIES:
Current maturities of long-term loans	94	355
Accounts payable and accruals :
Trade	814	1,103
Other	2,217	1,509
Advanced payment from customers	316	559
Loans from shareholders		20
Deferred revenues		398
Total current liabilities	3,441	3,944
LONG-TERM LIABILITIES:
Long term loan		75
Liability for employees rights upon retirement	270	206
Convertible loan		1,044
Total long-term liabilities	270	1,325
Total liabilities	3,711	5,269
EQUITY (CAPITAL DEFICIENCY):
Common stock, par value $0.0001 per share; 125,000,000 shares authorized; 68,178,946 and 49,863,801 shares issued and outstanding at December 31, 2011 and 2010, respectively	7	5
Additional paid-in capital	43,388	21,057
Accumulated deficit	(36,641)	(21,976)
Total equity (capital deficiency)	6,754	(914)
Total liabilities and equity (less capital deficiency)	$ 10,465	$ 4,355